Document and Entity Information	Jun. 13, 2022
Cover [Abstract]
Entity Registrant Name	RESMED INC
Entity Address, Country	US
Amendment Flag	true
Entity Central Index Key	0000943819
Document Type	8-K/A
Document Period End Date	Jun. 13, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-15317
Entity Tax Identification Number	98-0152841
Entity Address, Address Line One	9001 Spectrum Center Blvd.
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92123
City Area Code	(858)
Local Phone Number	836-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.004 par value
Trading Symbol	RMD
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	This amendment on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K filed by ResMed Inc. (“ResMed”) on June 14, 2022 (the “Original Report”) disclosing that on June 13, 2022 ResMed entered into a Sale and Purchase Agreement (the “Purchase Agreement”) with Mondstein 483. GmbH, a limited liability company under the laws of Germany and wholly-owned indirect subsidiary of ResMed and Miami Holding S.à r.l., a limited liability company under the laws of the Grand Duchy of Luxembourg. This Amendment amends and restates the Original Report in its entirety by making the disclosure of the entering into the Purchase Agreement and related description of such Purchase Agreement an Item 8.01 Other Events disclosure rather than an Item 1.01 Entry into a Material Definitive Agreement disclosure as provided by the general instructions for the use of the Current Report on Form 8-K. The Original Report and this Amendment continue to speak as of the date of the Original Report, and the Company has not updated the disclosures contained herein or therein to reflect any events which occurred at a date subsequent to the filing of the Original Report.